SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of year	$ 1,583	$ 2,110	$ 4,559
Provisions charged to expense	2,578	2,824	342
Amounts written off	(7)	(3,080)	(2,791)
Business divestiture	(62)	(308)	0
Other, including fluctuations in foreign exchange rates	(1)	37	0
Allowance for credit losses, end of year	$ 4,091	$ 1,583	$ 2,110